UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6194

UTC North American Fund, Inc.
(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP,
555 S. Flower Street, 35th Floor,
Los Angeles, CA 90071
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

UTC North American Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Numbers of		Market
Shares		Value
	COMMON STOCKS - 48.1%
	Aerospace & Defense - 1.7%
4,100	The Boeing Co.	$222,015
5,300	General Dynamics Corp.	342,380
		564,395
	Capital Goods - 1.9%
38,208	General Electric Co.	627,375

	Consumer Discretionary - 4.1%
8,700	Darden Restaurants, Inc.	296,931
4,700	Target Corp.	219,396
7,200	The TJX Companies, Inc.	267,480
9,400	The Walt Disney Co.	258,124
10,100	Yum! Brands, Inc.	340,976
		1,382,907
	Data Processing - 1.6%
13,863	Automatic Data Processing, Inc.	544,816

	Diversified Telecommunication Services - 2.2%
14,314	Philippine Long Distance Telephone Co. - ADR (b)	735,740

	Electronic Equipment & Instruments - 0.6%
7,500	Agilent Technologies, Inc. (a)	208,725

	Financial Services - 4.6%
10,799	Bank of America Corp.	182,719
7,735	Bank Of Montreal (a)(d)	391,356
9,800	Citigroup, Inc.	47,432
2,500	The Goldman Sachs Group, Inc.	460,875
8,100	JPMorgan Chase & Co.	354,942
3,508	Morgan Stanley	108,327
		1,545,651
	Food & Staples Retailing - 1.9%
15,570	Shoppers Drug Mart Corp. (d)	639,000

	Health Care - 2.9%
5,200	Beckman Coulter, Inc.	358,488
17,800	Boston Scientific Corp. (a)	188,502
6,300	Pfizer Inc.	104,265
6,300	UnitedHealth Group, Inc.	157,752
3,700	WellPoint Inc. (a)	175,232
		984,239
	Household Products - 2.5%
2,100	Kimberly-Clark Corp.	123,858
12,493	Procter & Gamble Co.	723,595
		847,453
	Insurance - 1.7%
5,200	Aflac, Inc.	222,248
4,900	Loews Corp.	167,825
10,200	The Progressive Corp. (a)	169,116
		559,189
	Integrated Oil & Gas - 4.5%
3,900	Apache Corp.	358,137
4,700	Devon Energy Corp.	316,451
5,400	Occidental Petroleum Corp.	423,360
3,500	Schlumberger Ltd.	208,600
2,500	Transocean Ltd. (a)	213,825
		1,520,373
	Internet Software & Services - 1.0%
852	Baidu, Inc. - ADR (a)(d)	333,175

	Machinery - 2.5%
16,453	Caterpillar Inc.	844,532

	Metals & Mining - 4.8%
8,501	POSCO - ADR (d)	883,594
68,714	Yamana Gold Inc. (d)	735,927
		1,619,521
	Multi-Utilities - 1.2%
11,500	Duke Energy Corp.	181,010
7,300	Southern Co.	231,191
		412,201
	Semiconductor - 1.5%
19,300	Intel Corp.	377,701
7,100	International Rectifier Corp. (a)	138,379
		516,080
	Software - 1.2%
5,100	Autodesk, Inc. (a)	121,380
9,400	Intuit, Inc. (a)	267,900
		389,280
	Technology - 2.0%
17,400	Corning Inc.	266,394
3,300	International Business Machines Corp. (IBM)	394,713
		661,107
	Telecommunications - 0.9%
8,500	American Tower Corp. - Class A (a)	309,400

	Tobacco - 1.0%
18,500	Altria Group, Inc.	329,485

	Transportation - 0.8%
4,900	Union Pacific Corp.	285,915

	Wireless Telecommunication Services - 1.0%
6,800	China Mobile Ltd. - ADR	333,948
	TOTAL COMMON STOCKS (Cost $14,768,697)	16,194,507

	EXCHANGE-TRADED FUNDS - 6.4%
	Investment Companies - 6.4%
135,585	iShares CDN S&P/TSX 60 Index Fund (d)	2,157,912
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,783,893)	2,157,912

Principal
Amount		Value
	ASSET BACKED SECURITIES - 2.0%
	Connecticut RRB Special Purpose Trust CL&P
$114,354	Series 2001-1, Class A5, 6.210%, 12/30/2011	99,741
	Continental Airlines Inc. Pass Thru Certificates
66,003	Series 2000-2, 7.707%, 04/02/2021	61,383
	CPL Transition Funding LLC
100,000	Series 2002-1, Class A5, 6.250%, 01/15/2017	114,203
	FedEx Corporation,
90,000	1993-A, 8.760%, 05/22/2015	98,030
	Massachusetts RRB Special Purpose
193,063	Series 2001-1, Class A, 6.530%, 06/01/2015	211,284
	Union Pacific Corp.
89,699	2003-1, 4.698%, 01/02/2024	86,815
	TOTAL ASSET BACKED SECURITIES (Cost $653,178)	671,456

	CORPORATE BONDS - 24.4%
	Consumer Finance - 1.0%
	American Express Co.
300,000	7.250%, 05/20/2014	337,405

	Diversified Financial Services - 0.6%
	National Rural Utility Coop Fin Col Tr B 5.45% 18
200,000	5.450%, 02/01/2018	211,858

	Electric, Gas, And Sanitary Services - 0.3%
	Commonwealth Edison Co.
100,000	5.900%, 03/15/2036	106,641

	Insurance - 1.0%
	Sagicor Finance Limited
300,000	7.500%, 05/12/2016 (c)(d)	335,875

	Metals - 2.4%
	Usiminas Commercial Ltd
750,000	7.250%, 01/18/2018 (c)(d)	811,875

	Metals & Mining - 2.0%
	Barrick Gold Corp.
578,000	6.950%, 04/01/2019 (d)	677,894

	Oil, Gas & Consumable Fuels - 6.1%
	Husky Energy, Inc.
750,000	7.250%, 12/15/2019 (d)	861,796
	Petroldrill Four Ltd.
116,686	4.620%, 04/15/2016	124,189
	Rowan Companies
63,000	5.880%, 03/15/2012	66,509
	Talisman Energy, Inc.
840,000	7.750%, 06/01/2019 (d)	989,428
		2,041,922
	Rail Transportation - 2.5%
	Canadian Pacific Rail Road Co.
720,000	7.250%, 05/15/2019 (d)	836,764

	Securities, Commodity Contracts, and Other Financial Investment - 2.0%
	The Goldman Sachs Group, Inc.
588,000	7.500%, 02/15/2019	673,605

	Telecommunication Services - 2.3%
	Brasil Telecom S/A
740,000	9.380%, 08/18/2015 (d)	783,475

	Tobacco - 0.9%
	Altria Group, Inc.
260,000	8.500%, 11/10/2013	301,824

	Transportation - 0.6%
	The Burlington Northern and Santa Fe Railway Company,
95,138	5.943%, 01/15/2022	104,265
	Norfolk Southern Corp.
100,000	5.257%, 09/17/2014	108,562
		212,827
	Utilities - 2.7%
	Petroleum Co. Trinidad & Tobago Ltd.
780,000	9.750%, 08/14/2019 (d)	887,250
	TOTAL CORPORATE BONDS (Cost $7,598,341)	8,219,215

	FOREIGN GOVERNMENT NOTE/BONDS - 2.2%
	Governmant Of Barbados
750,000	6.750%, 08/06/2014 (d)	747,787
	TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $747,788)	747,787

	MORTGAGE BACKED SECURITIES - 2.0%
	Government National Mortgage Association (GNMA) Real Estate Mortgage Investment Conduit Pass-Thru Certificates
34,698	Series 2004-78, Class A, 3.590%, 11/16/2017	34,963
43,056	Series 2005-2, Class B, 4.116%, 03/16/2019	43,561
67,379	Series 2003-48, Class AB, 2.866%, 02/16/2020	68,269
25,931	Series 2004-25, Class AC, 3.377%, 01/16/2023	26,062
19,418	Series 2005-87, Class A, 4.449%, 03/16/2025	19,974
29,867	Series 2006-8, Class a, 3.942%, 08/16/2025	30,460
43,684	Series 2005-14, Class A, 4.130%, 02/16/2027	44,515
199,127	Series 2006-67, Class A, 3.947%, 11/16/2030	204,867
		472,671
	GS Mortgage Securities Corp. II
250,000	Series 2007-GG10, Class A4, 5.991%, 08/10/2045 (b)	207,303
	TOTAL MORTGAGE BACKED SECURITIES (Cost $631,990)	679,974

	U.S. GOVERNMENT AGENCY ISSUES - 8.2%
	AID - ISRAEL (d)
200,000	5.500%, 09/18/2023	217,647
200,000	5.500%, 12/04/2023	216,744
		434,391
	Federal National Mortgage Association (FNMA):
200,000	5.000%, 02/13/2017	221,450
62,274	5.500%, 04/01/2036	65,410
60,663	6.000%, 05/01/2036	64,202
		351,062
	Government National Mortgage Association (GNMA) Real Estate Mortgage Investment Conduit Pass-Thru Certificates:
0	5.000%, 11/20/2035	0

	Small Business Administration (SBA) Participation Certificates:
70,574	4.230%, 05/01/2014	73,007
142,545	5.310%, 08/01/2022	151,648
273,848	4.350%, 07/01/2023	285,630
59,932	4.920%, 10/01/2023	63,343
170,150	4.890%, 12/01/2023	179,656
238,664	5.180%, 05/01/2024	253,415
130,989	5.520%, 06/01/2024	139,905
35,835	5.110%, 08/01/2025	37,989
21,563	5.310%, 05/01/2027	23,304
21,272	5.780%, 08/01/2027	22,950
226,552	5.290%, 12/01/2027	242,057
144,039	5.490%, 03/01/2028	154,453
190,818	5.370%, 04/01/2028	205,870
122,859	6.770%, 11/01/2028	141,476
		1,974,703
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,579,893)	2,760,156

	U.S. TREASURY OBLIGATIONS - 1.3%
	United States Treasury Notes - 1.3%
400,000	3.875%, 05/15/2018	419,344
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $407,770)	419,344

	SHORT TERM INVESTMENTS - 5.5%
	U.S. Treasury Bills - 5.5%
	United States Treasury Bills
85,000	0.04%, 11/05/2009	84,997
1,759,000	0.14%, 03/04/2010	1,757,946
		1,842,943
	TOTAL SHORT TERM INVESTMENTS (Cost $1,843,039)	1,842,943

	Total Investments (Cost $31,014,589) - 100.1%	33,693,294
	Liabilities in Excess of Other Assets - (0.1)%	(49,218)
	TOTAL NET ASSETS - 100.0%	$33,644,076

	ADR - American Depositary Receipt
	(a) - Non Income Producing
	(b) - Variable Rate
	(c) - Restricted
	(d) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

	Cost of investments	31,014,589
	Gross unrealized appreciation	4,245,872
	Gross unrealized depreciation	-1,567,167
	Net unrealized appreciation	2,678,705

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The UTC North American Fund
Summary of Fair Value Exposure at September 30, 2009 (Unaudited)

The Fund adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820)(formerly known as FASB 157) effective April 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The investments whose values are based on quoted market prices in active market, and are therefore classified within level 1, include active listed domestic equities (including rights and warrants) included listed ADRs, Exchange Traded Funds and Preferred Stocks.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2.  These include, fixed income, ADRs and restricted stock securities.

The following is a summary of the inputs used to value the Fund's (Portfolio's) net assets as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	671,456	-	-	671,456
Common Stocks	16,194,507	-	-	16,194,507
Investment Company	2,157,912			2,157,912
Corporate Bonds	8,219,215	-	-	8,219,215
Foreign Government Agency Ussies	747,787			747,787
Mortgage Backed Securities	679,974	-	-	679,974
Short-Term Investments	1,842,943	-	-	1,842,943
U.S. Government Agency Ussies	2,760,156	-	-	2,760,156
U.S. Treasury Obligations	419,344	-	-	419,344
Other Financial Instruments*	-	-	-	-
Total	33,693,294	-	-	33,693,294

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTC North American Fund, Inc.

By   /s/ Jovan Sankar
                             Jovan Sankar, President

Date   11/23/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Jovan Sankar
                             Jovan Sankar, President

Date   11/23/2009

By   /s/ Michelle Persad
                              Michelle Persad, Treasurer

Date   11/23/2009